Variable interest entities (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) aircraft	Dec. 31, 2020 USD ($)
Variable interest entity | AerFunding
Variable Interest Entity [Line Items]
Ownership (in percentage)	5.00%
Subordinated notes ownership (in percentage)	100.00%
Amount outstanding	$ 783.5
Senior debt facility	$ 2,104.1
Variable interest entity | Aercap Partners 767
Variable Interest Entity [Line Items]
Subordinated debt		$ 32.6
Number of aircraft sold | aircraft	2
Variable interest entity | AerCap Partners I and Aercap Partners 767
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Variable interest entity | AerCap Partners I and Aercap Partners 767 | Deucalion Aviation Funds
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Variable interest entity | AerCap Partners I
Variable Interest Entity [Line Items]
Subordinated debt	$ 54.4
Parent company | AerCap Partners I
Variable Interest Entity [Line Items]
Subordinated debt	27.2
Parent company | Aercap Partners 767
Variable Interest Entity [Line Items]
Subordinated debt		16.3
AerCap Partners I | Deucalion Aviation Funds
Variable Interest Entity [Line Items]
Subordinated debt	$ 27.2
Aercap Partners 767 | Deucalion Aviation Funds
Variable Interest Entity [Line Items]
Subordinated debt		$ 16.3